Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (26,836,426)	$ (3,449,458)	$ 1,899,660